Revenues - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 548,372	$ 221,728
Subscription revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	248,430	119,323
Transaction-based revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	264,044	82,951
Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 35,898	$ 19,454